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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21689

The Piedmont Investment Trust
(Exact name of registrant as specified in charter)

120 Club Oaks Court, Suite 200 Winston-Salem, North Carolina	20910
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(336) 765-2020

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

Shares	COMMON STOCKS — 89.4%	Value
	Consumer Discretionary — 16.3%
	Distributors — 3.3%
25,000	LKQ Corporation *	$823,750

	Hotels, Restaurants & Leisure — 2.9%
10,000	Papa John's International, Inc. (a)	717,600

	Specialty Retail — 6.2%
14,000	CarMax, Inc. *	882,840
12,000	Tractor Supply Company	650,520
		1,533,360
	Textiles, Apparel & Luxury Goods — 3.8%
16,000	NIKE, Inc. - Class B	944,000

	Consumer Staples — 2.9%
	Food Products — 2.9%
6,000	J.M. Smucker Company (The)	709,980

	Financials — 7.0%
	Capital Markets — 7.0%
20,000	Lazard Ltd. - Class A	926,600
15,000	SEI Investments Company	806,700
		1,733,300
	Health Care — 19.2%
	Health Care Providers & Services — 7.4%
14,000	Cardinal Health, Inc.	1,090,880
4,000	Henry Schein, Inc. *	732,080
		1,822,960
	Life Sciences Tools & Services — 7.4%
10,000	Quintiles IMS Holdings, Inc. *	895,000
5,000	Waters Corporation *	919,200
		1,814,200
	Pharmaceuticals — 4.4%
4,500	Allergan plc	1,093,905

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 89.4% (Continued)	Value
	Industrials — 10.4%
	Air Freight & Logistics — 3.2%
14,000	Expeditors International of Washington, Inc.	$790,720

	Commercial Services & Supplies — 7.2%
31,712	Copart, Inc. *	1,008,125
10,000	Stericycle, Inc. *	763,200
		1,771,325
	Information Technology — 23.5%
	Internet Software & Services — 7.4%
1,003	Alphabet, Inc. - Class C *	911,456
6,000	Facebook, Inc. - Class A *	905,880
		1,817,336
	IT Services — 4.6%
12,000	Visa, Inc. - Class A (a)	1,125,360

	Semiconductors & Semiconductor Equipment — 3.8%
12,000	Mircochip Technology, Inc.	926,160

	Software — 7.7%
8,000	Intuit, Inc.	1,062,480
8,000	ServiceNow, Inc. *	848,000
		1,910,480
	Materials — 6.9%
	Chemicals — 6.9%
7,443	Ecolab, Inc. (a)	988,058
6,000	Monsanto Company	710,160
		1,698,218
	Real Estate — 3.2%
	Real Estate Investment Trusts (REITs) — 3.2%
12,000	W.P. Carey, Inc.	792,120

	Total Common Stocks (Cost $13,423,074)	$22,024,774

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	MONEY MARKET FUNDS — 10.5%	Value
2,573,426	First American Government Obligations Fund -
	Class Z, 0.84% (b) (Cost $2,573,426)	$2,573,426

	Total Investments at Value — 99.9% (Cost $15,996,500)	$24,598,200

	Other Assets in Excess of Liabilities — 0.1%	28,044

	Net Assets — 100.0%	$24,626,244

ADR - American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of the security is encumbered for potential short positions.
(b)	The rate shown is the 7-day effective yield as of June 30, 2017.

See accompanying notes to Schedule of Investments.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

1.	Securities Valuation

The valuation of portfolio securities of The Piedmont Select Equity Fund (the “Fund”) is determined in accordance with procedures established by, and under the direction of, the Board of Trustees of the Piedmont Investment Trust (the “Trustees”). In determining the value of the Fund’s total assets, portfolio securities are generally calculated at market value using quotations from the primary market in which they are traded. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a mid-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. Pursuant to policies adopted by the Trustees, the investment advisor is responsible for notifying the Trustees (or the Piedmont Investment Trust’s Fair Value Committee) when it believes that fair value pricing is required for a particular security. The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. The Fund may be unable to receive the portfolio security’s fair value if the Fund should sell the security. The Trustees monitor and evaluate the Fund’s use of fair value pricing and periodically review the results of any fair valuation under the Fund’s policies.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017 by security type:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Common Stocks	$22,024,774	$-	$-	$22,024,774
Money Market Funds	2,573,426	-	-	2,573,426
Total	$24,598,200	$-	$-	$24,598,200

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of June 30, 2017, the Fund did not have any transfers into or out of any Level. In addition, the Fund did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of June 30, 2017. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2017:

Cost of portfolio investments	$15,996,500

Gross unrealized appreciation	$8,697,971
Gross unrealized depreciation	(96,271)

Net unrealized appreciation	$8,601,700

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Piedmont Investment Trust

By (Signature and Title)*		/s/ David B. Gilbert
David B. Gilbert, President and Treasurer

Date	August 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David B. Gilbert
David B. Gilbert, President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	August 4, 2017

*	Print the name and title of each signing officer under his or her signature.